Equity - Treasury shares (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021	Jan. 06, 2021	Dec. 31, 2020
Equity
Number of treasury shares	605,316			0
Class A common shares
Equity
Number of treasury shares	605,316
Average price	$ 22.4
Repurchase Program | Class A common shares
Equity
Number of shares authorized to be repurchased		2,500,000	500,000